Share-Based Compensation	12 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation

11. Share-Based Compensation

The Company has two conditional performance rights schemes which are ownership-based for key management personnel and select consultants (including Directors) of the Company. The number of rights granted is subject to approval by the Remuneration Committee. Rights currently have specific terms and conditions, being the achievement of performance and time-based milestones set by the Directors of the Company.

Conditional Performance Rights Plan (2009)

The Conditional Performance Rights Plan (2009) was available to eligible employees of the Company. Any issue of rights to executive Directors requires shareholder approval in accordance with ASX Listing Rules. All rights convert to one ordinary share of the Company, are issued for nil consideration, have no voting rights, are non-transferable and are not listed on the ASX. They can be converted to ordinary shares at any time once the vesting conditions attached to the rights have been achieved, whereby they will be held by a Scheme Trustee on behalf of the eligible employee for up to seven years. The eligible employee can request for shares to be transferred from the Scheme Trust after seven years or at an earlier date if the eligible employee is no longer employed by the Company or all transfer restrictions are satisfied or waived by the Board in its discretion.

The Company does not intend to issue further performance rights under the 2009 Plan.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Performance Rights Plan (2014)

The Performance Rights Plan (2014) is available to eligible persons of the Company. Any issue of rights to Directors requires shareholder approval in accordance with ASX Listing Rules. Since 2020, the Company policy is for non-executive directors to not receive performance rights or other equity securities in the Company. All rights are issued for nil consideration, have no voting rights, are not listed on the ASX and are non-tradeable (other than with prior written Board consent). They can be converted to ordinary shares at any time once all vesting conditions attached to the rights have been achieved. Performance rights issued under the Performance Rights Plan (2014) to eligible employees are subject to non-market performance conditions and service conditions, which vary depending on the specific award criteria. These conditions require continued employment through the vesting date and the achievement of defined internal performance targets. The performance rights have varying vesting schedules, typically ranging from one to four years, and vest only upon satisfaction of the applicable conditions. The Company may, at the sole discretion of the Board, determine that any shares exercised from vested performance rights be acquired by a Plan Trustee and then, from time to time, transferred to participants to the Performance Rights Plan. Unless the performance rights are granted with a shorter vesting period, performance rights under this plan lapse after seven years from grant date.

Performance rights are valued for financial reporting purposes only, using either a Monte Carlo simulation pricing model or a probability- adjusted binomial valuation pricing model and are represented as accounting values only in the financial statements.

The share-based compensation expenses are recorded as components of cost of revenue, research and development expense, general and administrative expense, and communications and marketing expense, as follows:

	Year Ended June 30,
	2026	2025	2024
Cost of revenue	$535,391	$435,615	$1,370,323
Research and development	891,354	725,241	2,281,403
General and administrative	111,419	90,655	285,175
Communications and marketing	53,539	43,562	137,032
Total	$1,591,703	$1,295,073	$4,073,933

Compensation expense related to performance rights with service conditions is recognized over the requisite service period, which is generally the vesting term of up to seven years. Compensation expense related to equity awards with performance conditions are recognized when it is probable that the performance condition will be achieved.

The Company uses a Monte Carlo simulation pricing model or a probability- adjusted binomial valuation pricing model to estimate the fair value of service based and performance-based equity awards granted to employees. Such model requires the input of highly subjective assumptions, and changes in the assumptions used can materially affect the grant date fair value of an award.

The weighted average grant date fair value of performance rights issued were AUD $8.18 and AUD $9.65 for the years ended June 30, 2026 and 2025, respectively. There were no performance rights issued for the year ended June 30, 2024. Following are the assumptions used in valuing the performance rights on the respective grant dates during the years ended June 30, 2026 and 2025 (with share prices in Australian dollars):

	Year Ended June 30,
	2026	2025
Share price	$9.12	$10.76
Expected volatility	44.66%	39.91%
Risk free interest rate	4.73%	3.41%
Weighted average expected option life (in years)	0.67	0.71
Expected dividend yield	0.548%	0.465%

As of June 30, 2026, there was unrecognized share-based compensation expense of $3,315,816 relating to unvested performance rights to be recognized over a weighted average period of 0.48 years.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The table below summarizes performance rights activity for the years ended June 30, 2026, 2025 and 2024.

Nonvested at June 30, 2023	2,630,193
Granted	—
Exercised	(716,932)
Forfeited	(1,646,929)
Nonvested at June 30, 2024	266,332
Granted	290,375
Exercised	(6,250)
Forfeited	(50,632)
Nonvested at June 30, 2025	499,825
Granted	887,956
Exercised	(285,785)
Forfeited	(211,968)
Nonvested at June 30, 2026	890,028